Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Receivables	Note 5 – Receivables
	December 31	December 31
	2022	2021
	USD thousands	USD thousands

Institutions	247	301
Prepaid expenses	423	743
Other	-	1,738
	670	2,782